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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stonerise Capital Management, LLC
Address: 44 Montgomery Street, Suite 2000
         San Francisco, CA 94104


Form 13F File Number: 28-14117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John C. Walker
Title:   Managing Member
Phone:   (415) 772-1907


Signature, Place, and Date of Signing:

     [/s/] John C. Walker    San Francisco, California    August 15, 2012
     ---------------------   --------------------------   ----------------
         [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [None]

================================================================================

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $181,170
                                       --------------
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[None]

                          FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------                     --------  --------- -------- ------------------ ---------- --------  ---------------------
                             TITLE OF             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS     CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGER     SOLE    SHARED  NONE
--------------               --------  --------- -------- --------- --- ---- ---------- --------  --------- ------  ----
ACI WORLDWIDE INC              Com     004498101  24,758    560,000 SH          Sole                560,000
ALLIANCE DATA SYSTEMS CORP     Com     018581108  20,756    153,750 SH          Sole                153,750
CASH STORE FINL SVCS INC.      Com     14756F103   7,050  1,171,323 SH          Sole              1,171,323
CBRE GROUP INC--A              Com     12504L109   8,671    530,000 SH          Sole                530,000
COINSTAR INC                   Com     19259P300  20,598    300,000 SH          Sole                300,000
EQUINIX INC                    Com     29444U502  21,254    121,000 SH          Sole                121,000
GAMESTOP CORP-CLASS A          Com     36467W109  11,934    650,000 SH          Sole                650,000
IRON MOUNTAIN INC              Com     462846106  23,072    700,000 SH          Sole                700,000
JDA SOFTWARE GROUP INC         Com     46612K108   5,021    169,100 SH          Sole                169,100
MONEYGRAM INTERNATIONAL INC    Com     60935Y208  14,600  1,000,000 SH          Sole              1,000,000
TELETECH HOLDINGS INC          Com     879939106   5,360    335,000 SH          Sole                335,000
VALASSIS COMMUNICATIONS INC    Com     918866104  18,096    832,000 SH          Sole                832,000

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